Income tax and social contribution	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Income tax and social contribution
16.	Income tax and social contribution

(a)	Deferred income tax and social contribution

	Tax losses	Tax credit	Technological inovation (i)	Other temporary differences -ASSETS	Other temporary differences - LIABILITY	Total
Deferred tax
At December 31, 2016	1,051	3,606	(24,378)	3,647	—	(16,074)
Included in the statement of income	(874)	—	(4,354)	2,759	—	(2,468)

At March 31, 2017	177	3,606	(28,732)	6,406	—	(18,542)

Included in the statement of income	1,310	(721)	(12,460)	26,236	(1,616)	12,748

At December 31, 2017	1,487	2,885	(41,192)	32,642	(1,616)	(5,794)

Included in the statement of income	3,934	(180)	(11,344)	23,054	(9,073)	6,391

At March 31, 2018	5,421	2,705	(52,536)	55,696	(10,689)	597

(i)	The main temporary differences representing the balance of the deferred tax liability refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of property and equipment.

Deferred tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. Tax losses do not have expiration date.

The estimated realization of deferred tax assets in non-current assets and liabilities is as follows:

	March 31, 2018		December 31, 2017
	Assets	Liability	Assets	Liability
2018	24,883	(24,509)	8,895	(20,728)
2019	7,974	(21,789)	4,040	(18,008)
2020	6,045	(6,235)	2,111	(2,454)
2021	982	(4,999)	982	(1,434)
2022	23,938	(5,694)	20,987	(185)

	63,822	(63,226)	37,015	(42,809)

(b)	Reconciliation of the income tax and social contribution expense

At March 31, 2018 and 2017, the PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for the three-month periods ended March 31, 2018 and 2017:

	March 31, 2018	March 31, 2017
Profit for the period before taxes	163,000	82,177
Statutory rate	34%	34%

Expected income tax and social contribution	(55,420)	(27,940)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts and other non-deductible expenses	(364)	(37)
Research & development and technological innovation benefit—Law 11.196/05 (i)	13,553	5,551
No taxable earnings (ii)	30,916	—
Other additions	(3,228)	874

Income tax and social contribution expense	(14,544)	(21,552)

Effective rate	9%	26%
Income tax and social contribution—current	(20,935)	(19,085)
Income tax and social contribution—deferred	6,391	(2,468)

(i)	Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on some specific property and equipment.
(ii)	Refers to the benefit granted by based on the local law of Cayman (The Companies Law of 1960), there is no taxation on the income earned in the companies based in this locality. As a result of the local tax regulations, all the exchange variantions from dolar to reais which generates income has no tax impacts for the PagSeguro Digital.

18.	Income tax and social contribution

(a) Deferred income tax and social contribution:

	Tax losses	Tax credit	Technological inovation (i)	Other temporary differences— ASSETS	Other temporary differences— LIABILITY	Total
Deferred tax
At December 31, 2015	3,363	—	(6,257)	3,363	—	469
Included in the statement of income	(2,312)	—	(18,121)	284	—	(20,149)
Taken directly to equity	—	3,606	—	—	—	3,606

At December 31, 2016	1,051	3,606	(24,378)	3,647	—	(16,074)

Included in the statement of income	436	(721)	(16,814)	28,995	(1,616)	10,278

At December 31, 2017	1,487	2,885	(41,192)	32,642	(1,616)	(5,794)

(i)	The main temporary differences representing the balance of the deferred tax liability refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of property and equipment.

Deferred tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. Tax losses do not have expiration date.

The estimated realization of deferred tax assets in non-current assets and liabilities is as follows:

	December 31,
	2017		2016
	Asset	Liability	Asset	Liability
2017	—	—	940	(8,126)
2018	8,895	(20,728)	940	(8,126)
2019	4,040	(18,008)	940	(8,126)
2020	2,111	(2,454)	940	—
2021	982	(1,434)	4,545	—
2022	20,987	(185)	—	—

	37,015	(42,809)	8,305	(24,378)

(b) Reconciliation of the income tax and social contribution expense

PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the federal statutory rate for the years ended December 31, 2017, 2016 and 2015:

	December, 31
	2017	2016	2015
Profit for the period before taxes	683,504	155,359	40,315
Statutory rate	34%	34%	34%

Expected income tax and social contribution	(232,391)	(52,822)	(13,707)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Participation in the results of partners and managers	(314)	—	(234)
Gifts	(375)	—	(149)
R&D and technological innovation benefit – Law 11.196/05(i)	24,987	15,898	11,596

Interest on own capital	—	8,860	—
Tax Incentives – Law Rounet Art. 18	1,981	—	—
Other additions	1,402	485	(2,333)

Income tax and social contribution expense	(204,711)	(27,580)	(4,826)

Income tax and social contribution – current	(214,988)	(7,431)	(2,587)
Income tax and social contribution – deferred	10,278	(20,149)	(2,239)

(i)	Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by PagSeguro Group on some specific property and equipment.